INVESTMENTS (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Cost method investment, carrying value		$ 2
Investments, fair value		0
Impairment charge	$ 0	0	$ 2
Realized gains on sale of available-for-sale securities	0	0	0
Change in unrealized holding gain (loss) for trading securities	0	2	0
Realized gains on sale of cost method securities	$ 0	$ 0	$ 0